10-Q Accumulated other comprehensive loss - Reclassification out of accumulated other comprehensive loss (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reclassification adjustment out of accumulated other comprehensive loss [Line Items]
Interest expense	$ (19,156)		$ (7,424)		$ (28,651)	$ (12,690)	$ (30,121)	$ (19,218)	$ (20,577)
Income tax expense (benefit)	(20,019)		(11,580)		(8,107)	217	(42,601)	(43,459)	(47,431)
Other income	2,478		(2,842)		3,304	(4,778)	(5,353)	1,355	835
Net income (loss)	56,836	$ (41,320)	38,562	$ (40,010)	15,516	(1,448)	116,220	129,755	147,325
Reclassification out of accumulated other comprehensive loss
Reclassification adjustment out of accumulated other comprehensive loss [Line Items]
Net income (loss)	(92)		(302)		(185)	(605)	1,203	1,422	1,399
Reclassification adjustment for loss on derivative instruments included in net income (loss) | Reclassification out of accumulated other comprehensive loss | Interest rate contract
Reclassification adjustment out of accumulated other comprehensive loss [Line Items]
Interest expense	(57)		(109)		(118)	(218)	435	439	435
Income tax expense (benefit)	13		27		28	54	(107)	(107)	(107)
Net income (loss)	(44)		(82)		(90)	(164)	328	332	328
Amortization of postretirement liability losses included in net periodic benefit cost | Reclassification out of accumulated other comprehensive loss
Reclassification adjustment out of accumulated other comprehensive loss [Line Items]
Income tax expense (benefit)	15		71		31	142	(292)	(363)	(351)
Other income	(63)		(291)		(126)	(583)	1,167	1,453	1,422
Net income (loss)	$ (48)		$ (220)		$ (95)	$ (441)	$ 875	$ 1,090	$ 1,071